As filed with the Securities and Exchange Commission on December 15, 1997
                         Securities Act File No. 333-07085
                    Investment Company Act File No. 811-7681

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.  2                              X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       X
        Amendment No.   3                                            X
                            First Choice Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                                4400 Computer Drive
                        Westborough, Massachusetts 01581
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 573-1224


Name and Address of Agent for Service:                     Copies to:
Coleen Downs Dinneen, Esq.                                Steven R. Howard, Esq.
First Data Investor Services Group, Inc.                  Baker & McKenzie
One Exchange Place                                        805 Third Avenue
Boston, Massachusetts  02109                              New York, NY 10022

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

        It is proposed that this filing will become effective:

          X immediately upon filing pursuant to paragraph (b), or on pursuant to paragraph (b) 60 days after filing pursuant to paragraph
               (a)(1), or on pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on __________ pursuant to paragraph
               (a)(2) of Rule 485





                            FIRST CHOICE FUNDS TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                           U.S. TREASURY RESERVE FUND
                                CASH RESERVE FUND

Part A.
Item No.                                                                    Prospectus Caption

Item 1. Cover Page............................................              Cover Page

Item 2. Synopsis..............................................              Fund Expenses;
                                                                            Fee Table

Item 3. Condensed Financial Information.......................              Financial Highlights

Item 4. General Description of Registrant.....................              Highlights; Investment Policies and Practices of the
                                                                            Funds; Investment Restrictions; Risks of Investing in
                                                                            the Funds

Item 5. Management of the Fund................................              Management of the Funds; Exchange of Fund Shares;
                                                                            Redemption of Fund Shares

Item 5A. Management's Discussion of
        Fund Performance......................................              Not Applicable

Item 6. Capital Stock and Other Securities....................              Dividends, Distributions and Federal Income Tax; Other
                                                                            Information

Item 7. Purchase of Securities Being Offered..................              Fund Share Valuation; Pricing and Purchase of Fund
                                                                            Shares

Item 8. Redemption or Repurchase..............................              Redemption of Fund Shares

Item 9. Pending Legal Proceedings.............................              Not Applicable




N-1A                                                                        Statement of Additional
Item No.                                                                    Information Caption

Item 10.   Cover Page.........................................              Cover Page

Item 11.   Table of Contents..................................              Table of Contents

Item 12.   General Information and History....................              Not Applicable

Item 13.   Investment Objectives and Policies.................              Investment Policies; Investment Restrictions

Item 14.   Management of the Fund.............................              Management

Item 15.   Control Persons and Principal
        Holders of Securities.................................              Management; Other Information

Item 16.   Investment Advisory and
        Other Services........................................              Management; Other Information

Item 17.   Brokerage Allocation and
        Other Practices.......................................              Portfolio Transactions

Item 18.   Capital Stock and Other Securities.................              Other Information; Capitalization; Voting Rights

Item 19.   Purchase, Redemption and
        Pricing of Securities Being Offered...................              Determination of Net Asset Value

Item 20.   Tax Status.........................................              Taxation

Item 21.   Underwriters.......................................              Management

Item 22.   Calculation of Performance Data....................              Yield and Performance Information

Item 23.   Financial Statements...............................              Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so number, in Part C of this Registration Statement.

                            FIRST CHOICE FUNDS TRUST
                  c/o First Data Investor Services Group, Inc.
                               4400 Computer Drive
                                  P.O. Box 5176
                           Westborough, MA 01581-5176

                        General and Account Information:
                                  1-888-FIRST16

                                   PROSPECTUS
                     FIRST AMERICAN CAPITAL MANAGEMENT, INC.
                               Investment Adviser
                         ("First American" or "Adviser")

                    FIRST DATA INVESTOR SERVICES GROUP, INC.
                        Administrator and Transfer Agent

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor

         This Prospectus describes two money market funds ("U.S. Treasury Reserve Fund" and "Cash Reserve Fund") (each a "Fund," collectively, the "Funds"), both of which are managed by First American. The Funds and their investment objectives are:

         o The U.S. Treasury Reserve Fund seeks to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities.

         o The Cash Reserve Fund seeks to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, short-term obligations.

         The Funds' investment adviser is First American Capital Management, Inc., an affiliate of The First American Financial Corporation ("First American Financial"), a leading provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its subsidiary First American Trust Company. See "Management of Fund" in this Prospectus.

         The Funds offer, and the Prospectus relates to, two classes of shares-the Institutional Class and Service Class. The Service Class shares are available to customers who desire enhanced shareholder servicing. The Institutional Class shares are available to all other investors. The Service Class shares and Institutional Class shares are identical in all respects, with the exception that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees.

         The Funds are  separate  investment  portfolios  of First  Choice Funds
Trust  (the  "Trust"),   a  Delaware  business  trust  and  open-end  investment
management company.

     An investment in shares of the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

         Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by First American Financial or its affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and may involve investment risk, including the possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the Funds and should be read and retained for information about each Fund.

         A Statement of Additional Information dated December 15, 1997 (the "SAI"), containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is available, along with other materials, on the SEC Internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address or telephone number printed above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
                      UPON THE ACCURACY OR ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The Date of this Prospectus is December 15, 1997.

                                TABLE OF CONTENTS

                                                                                                        Page
FUND EXPENSES....................................................................................         4
FEE TABLE........................................................................................         4
FINANCIAL HIGHLIGHTS.............................................................................         5
HIGHLIGHTS.......................................................................................         6
INVESTMENT POLICIES AND PRACTICES OF THE FUNDS...................................................         8
INVESTMENT RESTRICTIONS..........................................................................        12
RISKS OF INVESTING IN THE FUNDS..................................................................        13
MANAGEMENT OF THE FUNDS..........................................................................        13
FUND SHARE VALUATION.............................................................................        16
PRICING AND PURCHASE OF FUND SHARES..............................................................        16
MINIMUM PURCHASE REQUIREMENTS....................................................................        18
INDIVIDUAL RETIREMENT ACCOUNTS...................................................................        18
EXCHANGE OF FUND SHARES..........................................................................        18
REDEMPTION OF FUND SHARES........................................................................        19
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX..................................................        20
OTHER INFORMATION................................................................................        22


                                  FUND EXPENSES

         The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of each Fund. The information provided is based upon expenses for the Funds for the fiscal year ended September 30, 1997, adjusted to reflect anticipated expense levels, including fees payable under the Trust's new administration and transfer agency agreements and currently effective expense waivers.

                                    FEE TABLE

                                                                                 U.S. Treasury                 Cash
                                                                                  Reserve Fund             Reserve Fund
                                                                            Institutional  Service   Institutional   Service
                                                                                Class        Class        Class        Class

     Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases                                     None        None         None         None
     (as a percentage of offering price)..............................
     Maximum Sales Load Imposed on Reinvested Dividends                          None        None         None         None
     (as a percentage of offering price)..............................
     Deferred Sales Load (as a percentage of redemption fee)..........           None        None         None         None
     Redemption Fees1.................................................           None        None         None         None
     Exchange Fees....................................................           None        None         None         None
     Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management Fees (after waiver) 2.................................           .05%        .05%         .05%         .05%
     12b-1 Fees (after waiver)3.......................................           None        .00%         None         .00%
     Other Expenses
        Shareholder Servicing Expenses (after waiver)4 ...............           None        .00%         None         .00%
        Other Operating Expenses (after waiver and/or reimbursement)5.           .40%        .40%         .40%         .40%
                                                                                 ----        ----         ----         ----
     Total Fund Operating Expenses (after waiver and/or reimbursement)5          .45%        .45%         .45%         .45%
                                                                                 ====        ====         ====         ====
-----------

1        Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

2        Absent waivers and/or  reimbursements,  which may have been discontinued at any time, Management Fees would have been .30%
         for the U.S. Treasury Reserve Fund and the Cash Reserve Fund

3 For Service Class shareholders, absent the waiver, 12b-1 Fees will not exceed 0.25%.

4 Absent waivers and/or reimbursements, which may be discontinued at any time, Shareholder Servicing Expenses would have been .25% for the Service Class of the U.S. Treasury Reserve Fund and the Cash Reserve Fund.

5 Absent waivers and/or reimbursements, which may be discontinued at any time, Other Operating Expenses and Total Fund Operating Expenses would be 0.44% and .74% for the Institutional Class and 0.44% and 1.24% for the Service Class of the U.S. Treasury Reserve Fund, respectively; and 0.58% and 0.88% for the Institutional Class and 0.58% and 1.38% for the Service Class of the Cash Reserve Fund, respectively.


Example:*

         You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                                                                 U.S. Treasury                     Cash
                                                                                  Reserve Fund                 Reserve Fund
                                                                           Institutional   Service     Institutional  Service Class
                                                                                Class        Class         Class

          1 year..........................................................       $5            $5           $5              $5
           3 years........................................................       $13           $13          $13             $13
           5 years........................................................       $22           $22          $22             $22
           10 years.......................................................       $44           $44          $44             $44

         The purpose of this table is to assist a shareholder in understanding the various costs and expenses that an investor in the Funds will bear.
 -----------

* This example should not be considered a representation of past or future expenses; actual expenses may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

         The following financial information has been derived from the financial statements of the Trust. The financial statements for the most recent fiscal period September 30, 1997 are incorporated by reference into the SAI and have been audited by Price Waterhouse LLP whose report thereon is also incorporated by reference into the SAI. You may obtain the Annual Report without charge by calling the Trust at 1-888-FIRST16.

                                                   U.S. Treasury Reserve Fund                       Cash Reserve Fund
                                                          Period Ended                                Period Ended
                                                      September 30, 1997(a)                       September 30, 1997(b)
                                                      --------------------------                  ---------------------
                                                        Service    Institutional                  Service     Institutional
                                                         Class         Class                       Class          Class
Net Asset Value, beginning of period...........       $   1.000   $       1.000                  $  1.000    $       1.000
                                                      ---------   -------------                  --------    -------------

Income from Investment Operations:
    Net investment income......................           0.049           0.050                     0.037            0.038
    Net realized and unrealized
      gain (loss) on investments...............             --(c)           --(c)                      --(c)           --(c)
                                                      --------    ------------                   --------    ------------
        Total from Investment Operations.......           0.049           0.050                     0.037            0.038

Less Distributions:
    Dividends from net investment income.......          (0.049)         (0.050)                   (0.037)          (0.038)
                                                      ---------   -------------                  --------    -------------
Net Asset Value, end of period.................       $   1.000   $       1.000                  $  1.000    $       1.000
                                                      =========   =============                  ========    =============

Total Return:..................................            5.04%           5.08%                      3.78%           3.82%

Ratios/Supplemental Data:
Net Assets, end of period (000s)...............       $ 73,581    $       1,995                  $ 57,947    $          61
Ratios to average net assets:
    Net investment income......................            4.93%           4.93%                      5.23%(d)          5.23%(d)
    Operating expenses*........................            0.35%           0.35%                      0.35%(d)        0.35%(d)
    Operating expenses excluding
      reimbursement, waiver and
      custody earnings credits.................            1.36%           0.86%                      1.43%(d)        0.93%(d)
    Net investment income excluding
      reimbursements, waiver and
      custody earnings credits.................            3.92%           4.42%                      4.15%(d)        4.65%(d)
         .........
------------------
    *    During the period  certain  expenses were reduced for credits earned at
         Custodian bank. If such credits had not occurred, the ratios would have been as  indicated.  Impact of Custody  earnings  credits was less than
         0.01% and $0.001 per share at September 30, 1997.
    (a)  The Fund commenced operations on October 1, 1996.
    (b)  The Fund commenced operations on January 13, 1997.
    (c)  Amounts were less than $0.001 per share.
    (d)  Annualized

                                   HIGHLIGHTS

Investment Objectives and Policies of the Funds

         This Prospectus describes two money market funds (collectively, the "Funds"), both of which are managed by First American. Each Fund has distinct investment objectives and policies.

         U.S. Treasury Reserve Fund. The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal, and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The Fund invests exclusively in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The U.S. Treasury Reserve Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

         Cash Reserve Fund. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the Adviser to present minimal credit risks.

         The Cash Reserve Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (3) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Cash Reserve Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Fund's Board of Trustees. The Cash Reserve Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

         The Cash Reserve Fund will concentrate its investments in obligations issued by the domestic banking industry. Concentration in this context means the investment of more than 25% of the Fund's assets in such industry.

However, for temporary, defensive purposes during periods when the Adviser believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Fund will not maintain this concentration.

         The Cash Reserve Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable rate master demand obligation generally will not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable rate master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Fund will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Fund. In determining dollar-weighted average portfolio maturity, a variable rate master demand obligation will be deemed to have a maturity equal to the shorter of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

Amortized Cost Method of Valuation for the Funds

         Portfolio investments of each Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Funds invest generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Funds may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.

Risks of Investing in the Funds

         The Funds attempt to maintain the net asset value of their shares at a constant $1.00 per share, although there can be no assurance that the Funds will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Funds invest.

         The Cash Reserve Fund's policy of concentrating in the banking industry increases the Fund's exposure to market conditions prevailing in that industry. See "Risks of Investing in the Funds" herein.

Management of the Funds

     First American Capital Management, Inc. ("First American") acts as investment adviser to the Funds. For its services, First American receives a fee from each Fund based upon each Fund's average daily net assets. See "Management of the Funds" in this Prospectus.

         First Data Investor Services Group, Inc. acts as administrator and transfer agent to the Funds and is sometimes referred to herein as "Administrator" or "Transfer Agent." First Data Distributors, Inc. acts as distributor to the Funds and is sometimes referred to herein as "Distributor." For its services, the Administrator receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus. The Distributor distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.

Guide to investing in the First Choice Trust Family of Funds

         Purchase orders for the Funds received by 12:00 noon Eastern time for the U.S. Treasury Reserve Fund or 3:00 p.m. Eastern time for the Cash Reserve Fund, subject to the following limitations:

o        Minimum Initial Investment - Service Class......................................................$1,000

o        Minimum Initial Investment
         for IRAs.........................................................................................$ 250

o        Minimum Subsequent Investment..................................................................$    50

         The Funds' shares are purchased at net asset value.

         Shareholders  may exchange  shares  between Funds by telephone or mail.
Exchanges may not be effected by facsimile.

o        Minimum initial exchange...........................................................................$500

(no minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone, mail or by writing a check. Shares may not be redeemed by facsimile.

o Redemption requests made by telephone may designate the proceeds to be wired to a designated bank account or mailed to the address of record.

o If a redemption request is received by 12:00 noon Eastern time for the U.S. Treasury Reserve Fund or 3:00 p.m. Eastern time for the Cash
         Reserve Fund, proceeds from the Funds will be transferred to a designated account on that day.

o        Minimum check amount when using the check writing service is $500.

o The Funds reserve the right to involuntarily redeem upon not less than 30 days notice all shares in a Fund's account which have an aggregate value of $500 or less.

         (Redemption by telephone and check writing is not available for IRAs and trust relationships of First American Trust Company or its affiliates.)

         All distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

o        Distributions from the Funds are paid monthly.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

         Each Fund is a separate investment portfolio, commonly known as a mutual fund. The Funds are portfolios of a business trust, First Choice Funds Trust, organized under the laws of Delaware as an open-end management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.

o The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal, and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities.

o The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, short-term obligations.

         Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. The Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed solely through the approval of the Board of Trustees.

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of investment practices of the Funds and the securities in which they may invest:

         U.S. Treasury Obligations (Both Funds). Each Fund may invest, and the U.S. Treasury Reserve Fund invests exclusively, in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. Government Securities (Cash Reserve Fund Only). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S.
Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

         Commercial Paper (Cash Reserve Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment (1) given the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) single rated and given the highest short-term rating by a NRSRO; or (3) unrated, but determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Fund's Board of Trustees.

         Corporate  Debt  Securities  (Cash  Reserve  Fund  Only).  The Fund may
purchase corporate debt securities, subject to the rating and quality requirements specified above. The Fund may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Fund in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation, or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

         Domestic and Foreign Bank Obligations (Cash Reserve Fund Only). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act.

         The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund. There is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         STRIPS and Zero Coupon Securities (Both Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investments in STRIPS are limited to those with maturity components not exceeding 13 months (397 days).

         Each Fund may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         Variable Rate Demand Obligations (Cash Reserve Fund Only). Variable rate demand obligations have a maturity of 397 days or less, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Because the obligations are direct lending arrangements between the Fund and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Adviser, they are of an investment quality comparable to other debt obligations in which the Fund may invest and are within the credit quality policies, guidelines and procedures established by the Fund's Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

         Other Mutual Funds (Cash Reserve Fund Only). The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies, and will not, in the aggregate, exceed 10% of the Fund's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

         "When-Issued" and "Forward Commitment" Transactions (Both Funds). Each Fund may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets, such as cash, U.S. Government securities, or other liquid high grade debt obligations, equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

         Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

         Repurchase Agreements (Cash Reserve Fund Only). The Fund may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement, a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of such securities. The Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less; however, the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         Reverse Repurchase Agreements (Both Funds). Each Fund may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Funds pay interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

                             INVESTMENT RESTRICTIONS
                        (Both Funds, except as indicated)

         The Funds also operate under certain investment restrictions. Certain of the Funds' investment restrictions are set forth below. For a complete list of the Funds' investment restrictions, see the section in the Funds' SAI entitled "Investment Restrictions." The following investment restrictions are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares. See "Other Information-Voting."

(1) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist);

(2) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus;

(3) No Fund will purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Cash Reserve Fund, which will concentrate its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

(4) No Fund will purchase a security if, as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies and instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer.

         As a matter of nonfundamental policy of the Funds, which can be changed by approval of a majority of the Board of Trustees, no Fund may invest more than 10% of the aggregate value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange).

         Fund diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act") which may allow the Fund to exceed limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in this Prospectus to the extent the Funds satisfy Rule 2a-7 maturity requirements.

         It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law (for example, Rule 2a-7 of the 1940 Act) the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

                         RISKS OF INVESTING IN THE FUNDS

Certain Risk Considerations

         The Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that they will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Funds invest.

         The Cash Reserve Fund's policy of concentrating in the domestic banking industry could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management-Trustees and Officers."

The Adviser:

         First American Capital Management, Inc. has agreed to provide investment advisory services to the Funds pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, First American makes investment decisions for the Funds. For the advisory services it provides to the Funds, First American receives fees based on average daily net assets up to the following annualized rates:

         U.S. Treasury Reserve Fund, 0.30%;
         Cash Reserve Fund, 0.30%.

         For the fiscal year ended September 30, 1997, due to waivers and reimbursements, First American received no advisory fees from the U.S. Treasury Reserve Fund and Cash Reserve Fund.

         First American has agreed voluntarily to waive or reimburse all or a portion of its advisory fee and/or to assume voluntarily certain expenses of the Funds to the extent necessary to maintain the total expense ratio of each Fund at no more than 0.45% as set forth in the table of Fund Expenses herein. The Adviser may discontinue voluntarily waiving or reimbursing its fee and assuming expenses of the Fund at any time.

         First American is a wholly-owned subsidiary of The First American Financial Corporation. First American was established on December 1, 1995. Prior to becoming an Adviser, the staff at First American managed assets for Personal Trusts, Employee Benefit Plans and Corporate Accounts through its Investment Section of its affiliate company First American Trust Company. The individuals currently in the Investment Section of the Trust Company comprise the portfolio managers of First American Capital Management, Inc.

         Based upon the advice of counsel, First American believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent First American from continuing to perform such services for the Funds. If First American were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board, or that the Board would recommend other appropriate action.

Distributor

         First Data Distributors, Inc. (the "Distributor"), has its principal office at 4400 Computer Drive, Westborough, MA 01581. The Distributor will receive orders for, sell, and distribute shares of the Fund. The Distributor also serves as distributor of other mutual funds.

         The Distributor may from time to time pay a bonus or other incentive to dealers that employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.

         The Service Class shares of the Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Service Class shares of the Funds may reimburse the Distributor, or others, on a monthly basis for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Funds. These costs and expenses, which are subject to a maximum limit of 0.25% per annum of the average daily net assets of the Service Class shares of the Funds, include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of employees or agents of the Distributor, including salary, commissions, travel and related expenses;
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors; (v) such other similar services as the Trustees determine to be reasonably calculated to result in sales of shares of the Funds; (vi) costs of shareholder servicing incurred by broker-dealers, banks or other financial institutions; and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. The Service Class shares of each Fund will pay its proportionate costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees.
Neither Fund will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.

Administrative Services

         The Funds have entered into an Administrative Services Contract with First Data Investor Services Group, Inc. (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations, including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Investor Services Group receives a separate fee for providing fund accounting services to the Funds pursuant to the Administration Agreement.

         Pursuant to a Transfer Agency Agreement between the Trust and First Data Investor Services Group, First Data Investor Services Group serves as the Trust's transfer agent and dividend disbursing agent.

Service Organizations

         Various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Service Class shares of the Funds, such as maintaining shareholder accounts and records. The Service Class shares of the Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the shares owned by shareholders with whom the Service Organization has a servicing relationship.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Other Expenses

         Each Fund bears all costs of its operations, other than expenses specifically assumed by Investor Services Group and First American. The costs borne by the Funds include legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds' portfolio securities, expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares, expenses of maintaining the Funds' legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund, or on another reasonable basis.

                              FUND SHARE VALUATION

         The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the U.S. Treasury Reserve Fund and 3:00 p.m. (Eastern time) for the Cash Reserve Fund. Monday through Friday, on each day the New York Stock Exchange and the New York Federal Reserve Bank are open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. These general expenses (e.g., liability insurance premiums) are allocated among the Funds based on each Fund's relative net asset value. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

         The Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. There can be no assurances that at all times the Funds' price per share can be maintained. However, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the $1.00 per share price of each Fund. See the SAI for a more complete description of the amortized cost method.

                       PRICING AND PURCHASE OF FUND SHARES

         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order in proper form has been received.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Transfer Agent maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase. The Funds do not accept third party or foreign checks.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete an Account Registration Form and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker, investment adviser or Service Organization will then contact the Distributor to place the order on your behalf on that day.

         Orders for the Funds received prior to 12:00 noon Eastern Time for the U.S. Treasury Reserve Fund and 3:00 p.m. for the Cash Reserve Fund will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         Automatic   Investment  Program.  An  eligible   shareholder  may  also
participate in the Automatic Investment Program, an investment plan that automatically deducts money from the shareholder's bank account and invests it in one or both of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.

     By Wire. Subject to acceptance by the Trust, shares of each Fund may be purchased by wiring Federal Funds to the Funds.
(see instructions below).

Initial Investments by Wire

         Subject to acceptance by the Trust, shares of each Fund may be purchased by wiring Federal Funds (see "Minimum Purchase Requirements" below). A completed Account Registration Form must be sent by overnight delivery to the Fund at the address noted below in advance of the wire. For each Fund, notification must be given to the Funds at 1-888-FIRST16 prior to the wire date. (Prior notification must also be received from investors with existing accounts.)

                  First Choice Funds
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5176
                  Westborough, MA 01581-5176

         Federal Funds purchases will be accepted only on a day on which the relevant Fund and the custodian bank are open for business.

Initial Investments by Mail

         Subject to acceptance by the Trust, an account may also be opened by completing and signing an Account Registration Form (accompanying the Prospectus), and mailing it to the Fund at the address noted below, together with a check (see "Minimum Purchase Requirements" below) payable to the:

                  First Choice Funds
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5176
                  Westborough, MA 01581-5176

         The Fund(s) to be purchased should be designated on the Account Registration Form. Subject to acceptance by the Funds, payment for the purchase of shares received by mail will be credited to your account at the net asset value per share of the Fund next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Funds' custodian bank by a Federal Reserve Bank) before acceptance by the Funds. Please note that in the case of a redemption where purchases are made by check in any Portfolio redemption proceeds will not be made available until clearance of the purchase check, which may take up to 15 days after purchase.

     Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with the Funds by telephone at 1-888-FIRST16.

                          MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment for the Service Class is $1,000 unless the investor is a purchaser who, at the time of purchase, has a balance of $1,000 or more in the Trust, is a purchaser through a trust investment manager or account manager or is administered by the Adviser, is an employee or an ex-employee of First American or any of its affiliates, the Administrator, or any other service provider, or is an employee of any trust customer of The First American Financial Corporation or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which The First American Financial
Corporation or any of its affiliates acts as trustee or custodian. Any subsequent investments, including an IRA investment, must be at least $50. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.

                         INDIVIDUAL RETIREMENT ACCOUNTS

         The Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with First American or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information concerning investments by IRAs, call the Funds at 1-888-FIRST16.

                             EXCHANGE OF FUND SHARES

         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at c/o First Data Investor Services Group, Inc., P.O. Box 5176, Westborough, MA 01581-5176, or by calling 1-888-FIRST16. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge. An exchange is taxable as a sale of a security on which a gain or loss may be recognized but such gains are not expected to occur since the Funds seek to maintain a stable net asset value of $1.00 per share. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days prior written notice of any modification or termination of the exchange privilege.

         Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Funds. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

         Exchange by Telephone. To exchange Fund shares by telephone, or if you have any questions, simply call the Funds at 1-888-FIRST16. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The telephone exchange privilege will be suspended for a period of ten days following an address change made by telephone. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares-By Telephone" for a discussion of telephone transactions generally.

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares, in whole or in part, on any Business Day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value" in the SAI.

         A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Funds, both of which seek to maintain a net asset value of $1.00 per share.

         Where the shares to be redeemed have been purchased by check, the Funds will make redemption proceeds available upon clearance of the purchase check, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing, or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

         Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Because it may be difficult to place orders by telephone during periods of severe market or economic change, a shareholder should consider alternative methods of communications, such as mail or couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker, investment adviser or Service Organization representative and instructing him or her to redeem your shares. He or she will then contact the Distributor and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         By Mail. You may redeem your shares by sending a letter directly to the Funds. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed; and (iv) the signatures of all registered owners. To protect shareholder accounts, the Funds and its Transfer Agent from fraud, signature guarantees are required when redemption proceeds are to be sent to an address other than the registered address or if the redemption proceeds exceed $50,000. Shareholders may contact the Funds at 1-888-FIRST16 for further details.

         By Telephone. Provided the Telephone Redemption Option has been authorized by an investor in a purchase application, a redemption of shares may be requested by calling the Funds at 1-888-FIRST16 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. The telephone redemption privilege will be suspended for a period of ten days following an address change made by telephone. If the Telephone Redemption Option or the Telephone Exchange Option (as described above) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, and not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

         Check Writing. A check redemption ($500 minimum) feature is available with respect to the Funds. Checks are free and may be obtained from the Funds. It is not possible to use a check to close out your account since additional shares accrue daily.

         The above-mentioned redemption services "By Telephone" and "Check Writing" are not available for IRAs and trust relationships of the Adviser and its affiliates.

         Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions made from his or her account, to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

         Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.

                 DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

         Each Fund has qualified for its most recent fiscal year and intends to continue to qualify annually, and to continue to elect to be treated, as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gain in the manner required under the Code.

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Funds will declare distributions of such income daily and pay dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

         Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.

         Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. This is true for distributions from net gains on securities held for more than one year, but not more than 18 months and from net gains on securities held more than 18 months. The Funds do not anticipate realizing a substantial amount of net long-term capital gains. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Such distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund held six months or less with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

         The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code and regulations are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S.
Federal income tax liability.

         The Cash Reserve Fund, when investing in securities of foreign issuers, may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes paid. If such an election is made by the Fund, each shareholder of the Fund will be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) their pro rata share of the foreign taxes in computing their taxable income or to use it (subject to limitations) as a foreign tax credit against their U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                                OTHER INFORMATION

Capitalization Structure

         First Choice Funds Trust was organized as a Delaware business trust on June 5, 1996, and currently consists of two separately managed portfolios. The Trust's Board of Trustees has authorized the issuance of multiple series representing shares in corresponding investment portfolios of the Trust. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the particular matter affects only one class. The Funds offer, and this Prospectus relates to, two classes of shares-the Service Class and the Institutional Class. The Service
Class shares are available to customers with additional servicing needs. The Institutional Class shares are available to all other investors. The Institutional Class shares and Service Class shares are identical in all respects, with the exception that Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees. All shares of the Funds issued and outstanding are fully paid and nonassessable. Each Fund will be treated as a separate entity for Federal income tax purposes. Call 1-888-FIRST16 or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Voting

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. See "Other Information-Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

Performance Information

         A Fund may, from time to time, include its yield in advertisements or reports to shareholders or prospective investors. Shareholders of the Service Class of shares of the Funds will experience a lower net return on their investment than shareholders of the Institutional Class of shares because of the additional shareholder servicing and Rule 12b-1 fees to which the Service Class shares are subject. The methods used to calculate the yield of the Funds are mandated by the SEC.

         Quotations of "yield" for the Funds will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

         "Effective yield" for the Funds is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Performance information for a Fund may be compared to various unmanaged indices, such as those prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of the future. For a more detailed description of the methods used to determine the yield for the Funds, see the SAI.

Account Services

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         Investor Services Group acts as the Funds' transfer agent. The Trust compensates Investor Services Group, the Trust's administrator, pursuant to a Services Agreement described in the section entitled "Management of the Fund-Administrative Services" in this Prospectus, for providing personnel and facilities that perform dividend disbursing and transfer agency-related services for the Trust.

Shareholder Inquiries

     All shareholder inquiries should be directed to the Funds at P.O. Box 5176, Westborough, MA 01581-5176. General and Account Information: 1-888- FIRST16.

Investment Adviser

First American Capital Management, Inc.
567 San Nicolas Drive
Suite 101
Newport Beach, California 92660

Administrator

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5176

Custodian

Investors Fiduciary Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105-1716

Counsel

Baker & McKenzie
805 Third Avenue
New York, New York 10022

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

FST-0002

                           U.S. TREASURY RESERVE FUND
                                CASH RESERVE FUND

                                   INSERT LOGO

                                   PROSPECTUS
                                December 15, 1997

                               Investment Adviser:
                     First American Capital Management, Inc.
                  an affiliate of The First American Financial
                                   Corporation

                            FIRST CHOICE FUNDS TRUST
                   4400 COMPUTER DRIVE, WESTBOROUGH, MA 01581
                 GENERAL AND ACCOUNT INFORMATION: 1-888-FIRST16




                     FIRST AMERICAN CAPITAL MANAGEMENT, INC.
                               INVESTMENT ADVISER
                         ("FIRST AMERICAN" OR "ADVISER")
                    FIRST DATA INVESTOR SERVICES GROUP, INC.
                        ADMINISTRATOR AND TRANSFER AGENT
                   FIRST DATA DISTRIBUTORS, INC., DISTRIBUTOR
                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information (the "SAI") describes two money market funds (each a "Fund," collectively, the "Funds"), both of which are managed by First American. The Funds are:

   o U.S. Treasury Reserve Fund

    o Cash Reserve Fund

         Each Fund constitutes a separate investment portfolio of First Choice Funds Trust (the "Trust"), a Delaware business trust and open-end, investment management company. Each portfolio has distinct investment objectives and policies. Each Fund offers two classes of shares -- the Institutional Class and the Service Class. The Service Class shares are available to customers who desire enhanced shareholder servicing. The Institutional Class shares are available to all other investors. The Institutional Class and Service Class shares are identical in all respects except that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees. See "Other Information -- Capitalization" herein.

         This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for the Funds dated December 15, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address or information number printed above.

December 15, 1997

                                TABLE OF CONTENTS






                                                                                                       PAGE

INVESTMENT POLICIES.....................................................................................3

INVESTMENT RESTRICTIONS.................................................................................7

MANAGEMENT..............................................................................................9
Trustees and Officers...................................................................................9
Investment Adviser......................................................................................10
Distribution of Fund Shares.............................................................................11
Distribution Plan.......................................................................................11
Administrative Services.................................................................................12
Service Organizations...................................................................................13

DETERMINATION OF NET ASSET VALUE........................................................................14

PORTFOLIO TRANSACTIONS..................................................................................15

TAXATION................................................................................................16

OTHER INFORMATION.......................................................................................18
Capitalization..........................................................................................18
Voting Rights...........................................................................................19
Custodian, Transfer Agent and Dividend Disbursing Agent.................................................19
Experts.................................................................................................19
Yield and Performance Information.......................................................................20
Financial Statements....................................................................................21

                               INVESTMENT POLICIES

         The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

         U.S. Treasury Obligations. Each Fund may invest, and the U.S. Treasury Reserve Fund invests exclusively, in direct obligations of the United States Treasury that have remaining maturities not exceeding thirteen months (397 days). The United States Treasury issues various types of marketable securities consisting of bills, notes and bonds. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

          U.S. Government Agency Obligations (Cash Reserve Fund Only). The Fund may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Fund may purchase securities issued or guaranteed by the Government National Mortgage Association, which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation; therefore, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

         Commercial Paper (Cash Reserve Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment: (i) rated within the highest rating category of at least two of the nationally recognized statistical rating organizations ("NRSROs") that have rated the security; (ii) if rated by only one such rating organization, rated within the highest rating category of that rating organization; or (iii) if unrated, determined by the Adviser to be of an investment quality comparable to the rated securities in which the Fund may invest pursuant to guidelines established by the Board of Trustees.

         Corporate Debt Securities (Cash Reserve Fund Only). The Fund's investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for the Fund.

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         Bank Obligations (Cash Reserve Fund Only). A description of the bank obligations which the Fund may purchase is set forth in the Prospectus. These obligations include, but are not limited to the following domestic, Eurodollar and Yankeedollar obligations: certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. Dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt, except certificates of deposit.

         Variable and Floating Rate Demand and Master Demand Obligations (Cash Reserve Fund Only). The Fund may, consistent with its permitted investment policies, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

         The Fund may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances daily, changes in the amounts borrowed. The Fund has the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Fund has no limitations on the types of issuers from whom such obligations may be purchased. The Fund will invest in unrated variable rate master demand obligations only when such obligations are determined by the Adviser or, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Fund.

         When-Issued and Delayed-Delivery Securities (Both Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such transactions have the effect of leverage on the Funds and may increase the volatility of a Fund's net asset value.

         Loans of Portfolio Securities (Both Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. A portion of the proceeds from investing cash collateral may be rebated to the borrower. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         Repurchase Agreements (Cash Reserve Fund Only). The Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less; however, the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. The Fund may enter into agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimal risk of bankruptcy. Such agreements may be considered to be loans by the Fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

         Reverse Repurchase Agreements (Both Funds). The Funds may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Funds pay interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Illiquid Securities (Both Funds). Each Fund has adopted a nonfundamental policy with respect to investments in illiquid securities.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Funds' investment restriction on illiquid securities.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for such securities.

         Pursuant to guidelines established by, and under the supervision of, the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of nonfundamental Investment Restriction No. 1 set forth below. Investments in Rule 144A securities could have the effect of increasing Fund illiquidity.

                             INVESTMENT RESTRICTIONS

         The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectus. The following Investment Restrictions are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or
(ii) more than 50% of the outstanding shares. The other investment restrictions are nonfundamental policies and can be changed by approval of a majority of the Board of Trustees.

         Each Fund, except as indicated, may not:

         (1) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes, and such borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any reverse repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (4) Invest in real property (including limited partnership interests, but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act;

         (6) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Cash Reserve Fund, which will concentrate its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

         (7) Purchase a security if, as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer; or

         (8) Invest more than 5% of its net assets in warrants which are unattached to securities, nor more than 2% of the value of the Fund's net assets in warrants which are not listed on the New York or American Stock Exchanges.

         The following investment restrictions are nonfundamental policies which may be changed by approval of a majority of the Board of Trustees:

         Each Fund, except as indicated, may not:

         ( 1 ) Invest more than 10% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days notice);

   (2) Invest in companies for the purpose of exercising control or management;

         (3) Invest more than 10% of its net assets in shares of other investment companies;

         (4)  Sell  securities   short,   except  to  the  extent  that  a  Fund
contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (5) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (6) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such Issuer; or

         (7) Write, purchase or sell puts, calls or combinations thereof.

                                                              MANAGEMENT

TRUSTEES AND OFFICERS

         The names, ages and the principal occupations for the past five years of the Trustees and executive officers of the Trust, are listed below. The address of each, unless otherwise indicated, is 4400 Computer Drive, Westborough, MA 01581. All of the Trustees are deemed to be "non-interested persons" of the Trust for purposes of the 1940 Act.

     JOHN J. PILEGGI, Age: 38, Chairman of the Board of Trustees. Director of Furman Selz LLC since 1994; Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992). His address is 237 Park Avenue, New York, NY 10017.

     DENNIS W. DRAPER, Age: 48, Trustee. Associate Professor of Finance at University of Southern California since 1978; Director of Data Analysis, Inc. (financial services); and Editorial Board of Chicago Board of Trade. His address is University of Southern California, School of Business, Hoffman 701-F, Los Angeles, California 90089.

     JOSEPH N. HANKIN, Age: 57, Trustee. President, Westchester Community College since 1971; President of Hartford Junior College from 1967 to 1971;
Adjunct Professor of Columbia University Teachers College since 1976. His address is 75 Grasslands Road, Valhalla, NY 10595.

         RICHARD WEDEMEYER, Age: 61, Trustee. Vice President, The Channel Corporation since July 1996; Vice President of Performance Advantage, Inc. 1992 to July 1996; Vice President of Jim Henson Productions from 1979 to 1992; Author of In Transition (Harper Collins); co-founder and co-conductor of Harvard Business School Club of New York Career Seminar; Trustee of Jim Henson Legacy trust.
His address is 5 High Ridge Park, Stamford, Connecticut 06878.

     NEIL FORREST, Age: 37, President of the Trust. Vice President and Division Manager, Client Services, First Data Investor Services Group, Inc. since 1995. From 1992 through March 1995 Vice President of 440 Financial Inc.

     DIANA TARNOW, Age: 35, Treasurer of the Trust. Vice President, Fund Accounting and Portfolio Valuation Group, First Data Investor Services Group, Inc. since 1997. Prior to 1997 she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Vice President of Financial Reporting and Tax at The Boston Company, Inc.

     COLEEN DOWNS DINNEEN, ESQ., Age: 36, Secretary of the Trust. Counsel, Mutual Fund Legal Division, First Data Investor Services Group, Inc. since 1997. Vice President, Scudder, Stevens & Clark, Inc. (1989-1996).

         The following table sets forth certain information regarding the compensation paid to the Trustees for the fiscal year ended September 30, 1997. No officer of the Trust receives compensation from the Funds. No Trustee receives pension or retirement benefits from the Funds.

                                                          COMPENSATION TABLE

                                                          AGGREGATE           TOTAL COMPENSATION
                                                         COMPENSATION       FROM THE FUND COMPLEX
                                                           FROM THE
                                                            TRUST


                    John J. Pileggi, Trustee                $5,000                $5,000
                    Dennis W. Draper, Trustee               $5,000                $5,000
                    Joseph N. Hankin, Trustee               $5,000                $5,000
                    Richard Wedemeyer, Trustee              $5,000                $5,000


         Trustees of the Trust receive from the Trust an annual retainer of $ 1,000 and a fee of $ 1,000 for each Board of Trustees meeting attended and $ 1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISER
FIRST AMERICAN CAPITAL MANAGEMENT, INC.

         First American Capital Management, Inc. ("First American") has provided investment advisory services to the Funds since inception pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, First American makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for its services thereunder, First American is entitled to receive from each Fund a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus. For the fiscal year ended September 30, 1997, First American received $168,045 from the U. S. Treasury Reserve Fund and $113,162 from the Cash Reserve Fund, of those amounts $146,252 and $100,521 were waived and $72,732 and $74,316 were reimbursed. First American has agreed voluntarily to waive or reimburse all or a portion of its advisory fee and/or to assume voluntarily certain expenses of the Funds to the extent necessary to maintain the total expense ratio of each Fund at no more than as set forth in the table of Fund Expense in the Prospectus.

         First American is located at 567 San Nicolas Drive, Suite 101, Newport Beach, California 92660 and is a wholly-owned subsidiary of The First American Financial Corporation. It was organized on December 1, 1995, to provide business management, advisory, administrative and asset management consulting services. First American has no prior experience as an adviser to an investment company.

         The Investment Advisory Contracts for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days written notice by either party to the Contract and will terminate automatically if assigned.

DISTRIBUTION OF FUND SHARES

          The Trust retains First Data Distributors Inc. to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement provides that the Distributor will use efforts it deems appropriate to solicit orders for the sale of shares and may enter into sales or servicing agreements with securities dealers, financial institutions and other industry professionals as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

         The Trustees of the Fund have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Service Class shares of the Funds after having concluded that there is a reasonable likelihood that the Plan will benefit the Service Class shares of the Funds and their shareholders. The Plan provides for a monthly payment by the Service Class shares of the Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Funds' Service Class Shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Service Class and otherwise promoting the sale of Service Class shares, including payments in amounts based on the average daily value of Service Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan most recently voted to approve the Plan at a meeting held on August 28, 1997. The Plan was submitted to the shareholders of the Funds' Service Class shares and approved at a special meeting of shareholders held on August 23, 1996. The Plan is terminable with respect to the Funds' Service Class shares at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract or by vote of the holders of a majority of the shares of the Fund.

         For the fiscal year ended September 30, 1997, no 12b-1 fees were paid to the distributor pursuant to the 12b-1 plan.

ADMINISTRATIVE SERVICES

         On September 20, 1997, the Administrator replaced BISYS Fund Services ("BISYS") as administrator of the Trust. The Administrator provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications;
(ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (iii) general supervision of the operation of the Funds. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with the Administrator. For these services, the Administrator receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. The Administrator receives a separate fee for providing fund accounting services pursuant to the Administration Agreement.

         The Administration Agreement is for a three-year term and renewal thereof is subject to approval by a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administration Agreement. The Administration Agreement may be terminated in the event the Administrator has failed to meet the performance standards set forth therein or pursuant to a breach of performance under the Transfer Agency and Service Agreement.

         For the period October 1, 1996 through September 22, 1997, BISYS earned $81,351 and $54,419 for the U.S. Treasury Reserve Fund and Cash Reserve Fund of which $70,042 and $42,564 were waived. For the period September 22, 1997 through September 30, 1997, the Administrator earned $890 and $721 for the U.S. Treasury Reserve Fund and Cash Reserve Fund.

SERVICE ORGANIZATIONS

         The Trust also contracts with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Service Class shares of the Funds. Services provided by Service Organizations may include, among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders' orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders' designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Service Class shares of the Funds to shareholders; and providing such other services as the Service Class shares of the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither the Administrator nor the Distributor will be a Service Organization or receive additional fees for servicing.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each
Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                        DETERMINATION OF NET ASSET VALUE

         As indicated under "Fund Share Valuation" in the Prospectus, the Funds will use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which: (1) have received one of the two highest short-term ratings by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as "A-l" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board.

         In addition, a Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that a Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. Furthermore, the limitation does not apply with respect to conditional and unconditional puts issued by a single issuer, provided that no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $ 1,000,000.

         Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $ 1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, First American is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results, taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While First American generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The policy of each Fund of investing in securities with short maturities may result in high portfolio turnover.

         Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust or First American are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

         For the fiscal year ended September 30, 1997, the Funds did not pay any brokerage commissions.

         First American may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to First American. By allocating transactions in this manner, First American is able to supplement its research and analysis with the views and information of securities firms.

                                    TAXATION

         Each Fund has qualified for its most recent fiscal year and intends to continue to qualify annually, and to continue to elect to be treated, as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, an electing Fund must: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, except that such other securities of any one issuer must be limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. In August of this year, President Clinton signed the Taxpayer Relief Act of 1997 which eliminated the so-called "short/short test" for tax years beginning after the date of its enactment. Therefore, up until a Fund's 1998 tax year, such Fund still must derive less than 30% of its gross income from gains from the sale or other disposition of securities or options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and foreign currencies (including options, futures or forwards thereon) not directly related to the Fund's business of investing in stock or securities, which are held for less than three months.

         The Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. This is true for distributions from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held more than 18 months. All distributions are taxable to the shareholder in the same manner, whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Delaware business trust established under a Declaration of Trust dated June 5, 1996 and currently consists of two separately managed portfolios. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Each Fund offers, and the SAI relates to, two classes of shares - the Institutional and the Service classes of shares. The Service Class shares are available to customers who desire enhanced shareholder servicing. The Institutional Class shares are available to all other investors. The Fund's Service Class shares are subject to a Rule 12b-1 fee and a shareholder service fee.

         Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not more than five years.

         As of November 30, 1997 the following shareholders owned 5% or more of the Funds:

         U.S. Treasury Reserve Fund-Service Class                First American Trust                    86.70%
                                                                  421 North Main Street
                                                                  Santa Ana, CA  92701

                                                                  TrustMark National Bank                 6.22%
                                                                  248 E. Capitol Street  Rm 1030
                                                                  Jackson, MS  39205

         U.S. Treasury Reserve Fund-Institutional Class           Land Title Insurance Company            82.22%
                                                                  7600 Forsyth Blvd.
                                                                  Clayton, MO 63105

                                                                  The Trust Company of                    17.73%
                                                                     St. Louis County
                                                                  7600 Forsyth Blvd.
                                                                  Clayton, MO 63105

         Cash Reserve Fund-Service Class                          First American Trust                    99.91%
                                                                  421 North Main Street
                                                                  Santa Ana, CA  92701

         Cash Reserve Fund-Institutional Class                    Maxine Haun                                 98.31%
                                                                  1630 S. Pomona Avenue
                                                                  Fullerton, CA 92832

VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholder meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company acts as custodian of the Trust's assets. First Data Investor Services Group, Inc. acts as transfer agent for the Funds.

EXPERTS

         Price Waterhouse LLP has been selected as the independent accountants for the Trust. Price Waterhouse LLP provides audit and tax services and assistance in connection with certain SEC filings. Price Waterhouse LLP is located at 160 Federal Street, Boston, MA 02110.

YIELD AND PERFORMANCE INFORMATION


         The Funds may, from time to time, include their yield and effective yield in advertisements or reports to shareholders or prospective investors.

         Current yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

 Effective Yield = [(Base Period Return + 1)365/7]-1.

         Quotations of yield will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield for the Funds will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         For the period ended September 30, 1997, the seven-day yield for U.S. Treasury Reserve Fund Institutional Class and Service Class were both 4.94%, respectively. For the same seven-day period, the effective yield for both were 5.06%, respectively.

         For the period ended September 30, 1997, the seven-day yield for the Cash Reserve Fund Institutional Class and Service Class were both 5.31%, respectively. For the same seven-day period, the effective yield for both was 5.45%, respectively.

         In connection with communicating its yields to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices, which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for the Funds may be compared in reports and promotional literature, to: (i) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but this Index generally does not reflect deductions for administrative and management costs and expenses.

 Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor,  with  respect  to the  customer  services  provided  by  the  Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                              FINANCIAL STATEMENTS

         The financial statements for the Trust including the notes thereto, dated September 30, 1997 have been audited by Price Waterhouse LLP and are incorporated by reference in their entirety into this Statement of Additional Information from the Annual Report of the Trust dated September 30, 1997.

                            PART C. OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights

                  Included in Part B:

                           The Registrant's Annual Report for the fiscal year ended September 30, 1997 and the Report of Independent Auditors dated November 7, 1997, are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on December 9, 1997 as Accession #0000927405-97-000478.

         (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

                Exhibit
                Number              Description

                  (1)               Trust Instrument 1

                  (2)               ByLaws of Registrant 1

                  (3)               None

                  (4)               None

                  (5)(a)            Form of Master Investment Advisory Agreement and Supplements between Registrant and
                                    Adviser 2

                  (5)(b)            Form of Master Administration Agreement and Supplements between Registrant and
                                    Administrator 2


                      (5)(c)        Administration Agreement between Registrant and First Data Investor Services Group, Inc.
                                    is filed herein

                  (6)(a)            Form of Master Distribution Contract and Supplements between Registrant and Distributor 2

                      (6)(b)        Distribution Agreement between Registrant and First Data Distributors, Inc. is filed herein

                  (7)               None

                  (8)               Form of Custodian Contract between Registrant and Custodian 2

                  (9)(a)            Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent 2

                      (9)(b)        Transfer Agency and Service Agreement between Registrant and First Data Investor Services
                                    Group, Inc. is filed herein

                      (10)          Consent of Baker & McKenzie, counsel to Registrant 3

                       (11)(a)      Consent of Independent Accountants is filed herein

                      (11)(b)       Power of Attorney is filed herein

                  (12)              None

                  (13)              Subscription Agreement 2

                  (14)              None

                  (15)(a)                   Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor 2

                   (15)(b)         Rule 12b-1 Distribution Plan and Agreement between Registrant and First Data
                                   Distributors, Inc. if filed herein

                      (16)                  Schedule of Computation of Performance Calculation 3

                      (17)                  Financial Data Schedules are filed herein

                  (18)                      Rule 18f-3 Plan 2


1. Previously filed with the initial registration statement on June 26, 1996 and incorporated by reference herein.

2.       Previously filed with Pre-Effective Amendment No. l on September 12, 1996 and  incorporated by reference herein.

    3.   Previously filed with Post-Effective Amendment No. 1 on April 30, 1997 and incorporated by reference herein.

Item 25.      Persons Controlled by or Under Common Control with Registrant

              None

Item 26.      Number of Holders of Securities at November 30, 1997

                  U.S. Treasury Reserve Fund         9

                  Cash Reserve Fund                  4

Item 27.      Indemnification

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the " 1940 Act) and pursuant to Article X of the Registrant's Trust Instrument (Exhibit I to the Registration Statement), Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), Section 9 of the Investment Advisory Agreement between Registrant and the Adviser and Section 3 of the Distribution
Agreement between Registrant and the Distributor (Exhibit 6(b) to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

          Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser Section 9 of the Investment Advisory Agreement between Registrant and the Adviser and Section 3 of the Distribution Agreement between Registrant and the Distributor, limit the liability of the Adviser and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the
agreements.           The Registrant  hereby  undertakes  that it will apply the indemnification provisions of its Declaration of Trust, By-laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28.      Business and Other Connections of the Investment Adviser

First American Capital Management, Inc. ("First American"), is a subsidiary of The First American Financial Corporation, which is headquartered in Santa Ana, California, and is a provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its subsidiary First American Trust Company.

The executive officers of First American and such executive officers' positions during the past two fiscal years are as follows:

Name                                        Position and Offices

William C. Conrad                   Director, President - Chief Executive Officer of the Adviser since December 1995; Chief
                                    Investment Officer of First American Trust Company,
                                    2161 San Joaquin Hills Road, Newport Beach, California, since August 1994; Chairman, First
                                    Interstate Securities, San Diego California, from January 1994 to July 1994; President, Chief
                                    Executive Officer of San Diego Capital Management, Inc., San Diego, California, from January
                                    1990 to January 1994.

Mark                                R. Arnesen  Director,  Secretary & Corporate
                                    Counsel of the Adviser since  December 1995;
                                    vice-president,    Secretary   &   Corporate
                                    Counsel  of  The  First  American  Financial
                                    Corporation,  114 East Fifth  Street,  Santa
                                    Ana,  California,  since  April  1992;  Vice
                                    President,  Secretary & Corporate Counsel of
                                    First American Title Insurance Company,  114
                                    East Fifth  Street,  Santa Ana,  California,
                                    since April 1992.

Thomas                              A. Klemens Director, Chief Financial Officer
                                    of  the   Adviser   since   December   1995,
                                    Executive Vice  President & Chief  Financial
                                    Officer  of  The  First  American  Financial
                                    Corporation,  114 East Fifth  Street,  Santa
                                    Ana,  California,  since February 1996; Vice
                                    President,  Chief Financial  Officer of said
                                    Company from 1993 to 1996;  Vice President &
                                    Chief  Financial  Officer of First  American
                                    Title  Insurance   Company  since  September
                                    1993.

Gary                                Alan Pulford Senior Portfolio Manager of the
                                    Adviser since December 1995;  Vice President
                                    of First American  Trust  Company,  2161 San
                                    Joaquin   Hills   Road,    Newport    Beach,
                                    California,  since January 1995;  President,
                                    Pinnacle Asset  Management,  Inc., 575 Anton
                                    Blvd., Suite 300, Glendale, California, from
                                    November 1991 to June 1995.

Deborah                             Ann CastellaniChief Operating Officer of the
                                    Adviser since December 1995;  Vice President
                                    of First American  Trust  Company,  2161 San
                                    Joaquin   Hills   Road,    Newport    Beach,
                                    California, since April 1989.





Randall                             L. Zaharia  Senior  Portfolio  Manager ofthe
                                    Adviser since December 1995;  Vice President
                                    of First American  Trust  Company,  2161 San
                                    Josquin       Hills      Road,       Newport
                                    Beach,California,    since    March    1995.
                                    Investment   Analyst,   Los  Angeles  County
                                    M.T.A.,   Los  Angeles,   California,   from
                                    November 1988 to March 1995.

Steven                              Neal Huntsinger  Senior Portfolio Manager of
                                    the  Adviser  since  December   1995;   Vice
                                    President of First  American  Trust Company,
                                    2161 San Joaquin Hills Road,  Newport Beach,
                                    California,  since September 1995; Portfolio
                                    Manager,  Analytical Investment  Management,
                                    2222   Martin   St.,   Suite  230,   Irvine,
                                    California, from November 1983 to July 1995.

Item 29.      Principal Underwriters

              (a) In addition to First Choice Funds Trust, First Data Distributors, Inc. (the "Distributor") currently acts as distributor for BT Insurance Funds Trust, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Panorama Trust, CT&T Funds and the Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westborough, MA 01581.

              (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

              (c)     Not Applicable.

Item 30.      Location of Accounts and Records

              All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

              (1)     First American Capital Management, Inc.
                      567 San Nicolas Drive
                      Suite 101
                      Newport Beach, California 92660

              (2)     First Data Distributors, Inc.
                      4400 Computer Drive
                      Westborough, MA 01581

              (3)     Investors Fiduciary Trust Company
                      801 Pennsylvania Avenue
                      Kansas City, Missouri 64105-1716

              (4)     First Data Investor Services Group, Inc.
                      One Exchange Place
                      Boston, MA 02109

Item 31.      Management Services

              Not Applicable.

Item 32.      Undertakings

              (a)     Not Applicable.

              (b)     Not Applicable.

              (c) The  Registrant  will furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

              (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to communications with the shareholders of certain common-law trusts.

                                                              SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 15th day of December, 1997.

FIRST CHOICE FUNDS TRUST

                                                        By:________*___________
                                                        Neil Forrest, President

* By:
                  /s/ Coleen Downs Dinneen
                  Coleen Downs Dinneen
                  as Attorney-in-Fact

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                          Title                       Date

       *                             President            Dececmber 15, 1997
-----------------
Neil Forrest

       *                             Treasurer            December 15, 1997
-----------------
Diana Tarnow

       *                             Trustee              December 15, 1997
-----------------
John J. Pileggi

       *                             Trustee              December 15, 1997
-----------------
Dennis W. Draper

       *                             Trustee              December 15, 1997
-----------------
Joseph N. Hankin

       *                             Trustee              December 15, 1997
Richard Wedemeyer

* By:
                  /s/ Coleen Downs Dinneen
                  Coleen Downs Dinneen
                  as Attorney-in-Fact

The Powers of Attorney are filed herein.

                             INDEX TO EXHIBITS

         Exhibit
         Number                             Exhibit


         (5)(c) Administration Agreement between Registrant and First Data Investor Services Group, Inc.

         (6)(b) Distribution Agreement between Registrant and First Data Distributors, Inc.

         (9)(b) Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc.

         (11)(a)                    Consent of Independent Accountants

         (15)(b) Rule 12b-1 Distribution Plan and Agreement between Registrant and First Data Distributors, Inc.

         (11)(b)                    Power of Attorney

         (17)                       Financial Data Schedules